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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08363

Evergreen Select Equity Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for two of its series, Evergreen Special Equity Fund and Evergreen Strategic Growth Fund for the quarter ended December 31, 2007. These two series have a September 30 fiscal year end.

Date of reporting period:	December 31, 2007

Item 1 – Schedule of Investments

EVERGREEN SPECIAL EQUITY FUND SCHEDULE OF INVESTMENTS

December 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS 97.1%
CONSUMER DISCRETIONARY 15.3%
Diversified Consumer Services 2.8%
DeVry, Inc.	18,307	$951,232
ITT Educational Services, Inc. *	4,726	402,986
Jackson Hewitt Tax Service, Inc.	21,003	666,845
Sotheby’s Holdings, Inc.	18,871	718,985

		2,740,048

Hotels, Restaurants & Leisure 3.2%
Bally Technologies, Inc.	7,875	391,545
Buffalo Wild Wings, Inc.	11,349	263,524
Chipotle Mexican Grill, Inc., Class A * ρ	7,511	1,104,643
Denny’s Corp. *	143,650	538,687
IHOP Corp. ρ	3,551	129,896
Vail Resorts, Inc. *	13,438	723,099

		3,151,394

Household Durables 0.4%
Tempur-Pedic International, Inc. * ρ	16,597	431,024

Internet & Catalog Retail 1.8%
Gaiam, Inc., Class A ρ	18,895	560,804
Netflix, Inc. * ρ	15,054	400,737
Overstock.com, Inc. ρ	11,236	174,495
priceline.com, Inc. *	5,709	655,736

		1,791,772

Media 2.2%
Global Sources, Ltd. * ρ	18,187	513,248
Marvel Entertainment, Inc.	28,687	766,230
Morningstar, Inc.	7,188	558,867
TiVo, Inc.	33,873	282,501

		2,120,846

Specialty Retail 2.0%
Aeropostale, Inc. *	28,557	756,760
J. Crew Group, Inc. *	3,976	191,683
Jos. A. Bank Clothiers, Inc. * ρ	21,239	604,250
Men’s Wearhouse, Inc.	14,235	384,060

		1,936,753

Textiles, Apparel & Luxury Goods 2.9%
Deckers Outdoor Corp. *	5,862	908,962
Fossil, Inc. *	18,223	765,001
Skechers USA, Inc., Class A *	18,672	364,291
Under Armour, Inc., Class A	2,280	99,568
Warnaco Group, Inc. *	18,522	644,565

		2,782,387

CONSUMER STAPLES 3.0%
Food & Staples Retailing 0.9%
Great Atlantic & Pacific Tea Co.	3,894	121,998
Longs Drug Stores Corp.	15,919	748,193

		870,191

Food Products 1.1%
Darling International, Inc.	41,836	483,624
Ralcorp Holdings, Inc. *	9,055	550,454

		1,034,078

1

EVERGREEN SPECIAL EQUITY FUND SCHEDULE OF INVESTMENTS continued

December 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Personal Products 1.0%
American Oriental Bioengineering, Inc. *	52,990	$587,129
NBTY, Inc. *	14,583	399,574

		986,703

ENERGY 6.6%
Energy Equipment & Services 2.2%
Atwood Oceanics, Inc. *	5,862	587,607
Dawson Geophysical Co.	6,776	484,213
Grey Wolf, Inc. *	36,199	192,941
Gulf Island Fabrication, Inc.	10,229	324,361
Hornbeck Offshore Services, Inc. * ρ	11,200	503,440

		2,092,562

Oil, Gas & Consumable Fuels 4.4%
Bois D’Arc Energy, Inc. *	31,161	618,546
Comstock Resources, Inc. *	23,114	785,876
Holly Corp.	8,321	423,456
Mariner Energy, Inc. *	22,263	509,378
Petrohawk Energy Corp.	30,397	526,172
PetroQuest Energy, Inc. *	33,613	480,666
Rosetta Resources, Inc.	22,921	454,523
World Fuel Services Corp.	18,403	534,239

		4,332,856

FINANCIALS 7.0%
Capital Markets 2.6%
Knight Capital Group, Inc., Class A *	31,879	459,058
optionsXpress Holdings, Inc.	21,419	724,390
TradeStation Group, Inc.	26,100	370,881
Waddell & Reed Financial, Inc., Class A	26,990	974,069

		2,528,398

Consumer Finance 0.5%
World Acceptance Corp. *	17,706	477,708

Diversified Financial Services 0.4%
Asta Funding, Inc. ρ	14,768	390,466

Insurance 2.5%
AmTrust Financial Services, Inc.	31,086	428,054
Delphi Financial Group, Inc., Class A	8,961	316,144
National Interstate Corp.	11,955	395,711
Reinsurance Group of America, Inc.	11,902	624,617
Zenith National Insurance Corp.	15,236	681,506

		2,446,032

Real Estate Investment Trusts 1.0%
FelCor Lodging Trust, Inc.	29,846	465,299
Getty Realty Corp.	20,190	538,669

		1,003,968

HEALTH CARE 20.6%
Biotechnology 5.5%
Arena Pharmaceuticals, Inc. *	35,257	276,062
ArQule, Inc. *	39,473	228,943
BioMarin Pharmaceutical, Inc. *	5,399	191,125
Cell Genesys, Inc. * ρ	116,486	267,918
Cubist Pharmaceuticals, Inc. *	32,731	671,313
CV Therapeutics, Inc. * ρ	48,966	443,142

2

EVERGREEN SPECIAL EQUITY FUND SCHEDULE OF INVESTMENTS continued

December 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Biotechnology continued
Enzon Pharmaceuticals, Inc. * ρ	34,282	$326,707
Incyte Corp. *	45,200	454,260
InterMune, Inc. *	23,950	319,254
Lexicon Genetics, Inc. *	121,251	367,391
Neurocrine Biosciences, Inc.	34,543	156,825
Onyx Pharmaceuticals, Inc. *	3,361	186,939
OSI Pharmaceuticals, Inc. *	20,013	970,831
Renovis, Inc. *	108,926	330,046
Telik, Inc. * ρ	58,858	204,237

		5,394,993

Health Care Equipment & Supplies 7.2%
Align Technology, Inc. *	17,030	284,060
ArthroCare Corp. *	11,534	554,209
Hologic, Inc. *	22,816	1,566,090
Immucor, Inc. *	26,140	888,499
Meridian Bioscience, Inc.	22,258	669,521
Quidel Corp. *	33,356	649,441
Sirona Dental Systems, Inc.	17,414	583,021
STERIS Corp.	25,620	738,881
Varian Medical Systems, Inc.	7,115	464,609
West Pharmaceutical Services, Inc.	15,255	619,200

		7,017,531

Health Care Providers & Services 4.0%
Centene Corp. *	24,579	674,448
HealthSpring, Inc. *	36,557	696,411
Matria Healthcare, Inc.	28,658	681,201
MedCath Corp. *	18,266	448,613
Molina Healthcare, Inc. * ρ	16,359	633,093
Sun Healthcare Group, Inc. *	26,803	460,207
The Providence Service Corp.	10,107	284,411

		3,878,384

Life Sciences Tools & Services 0.5%
PAREXEL International Corp. *	9,700	468,510

Pharmaceuticals 3.4%
K-V Pharmaceutical Co., Class A ρ	26,717	762,503
Medicines Co. *	22,438	429,912
Obagi Medical Products, Inc. *	20,204	369,531
Pain Therapeutics, Inc. ρ	38,819	411,481
Sciele Pharma, Inc. * ρ	28,812	589,206
Valeant Pharmaceuticals International	40,353	483,026
XenoPort, Inc. *	4,241	236,987

		3,282,646

INDUSTRIALS 16.4%
Aerospace & Defense 3.6%
Cubic Corp.	15,534	608,933
Curtiss-Wright Corp.	14,888	747,377
Hexcel Corp. *	26,188	635,845
TASER International, Inc. ρ	17,064	245,551
Teledyne Technologies, Inc.	14,206	757,606
TransDigm Group, Inc.	10,435	471,349

		3,466,661

3

EVERGREEN SPECIAL EQUITY FUND SCHEDULE OF INVESTMENTS continued

December 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Air Freight & Logistics 0.6%
Hub Group Inc., Class A *	21,218	$563,974

Airlines 0.2%
Pinnacle Airlines Corp. *	15,284	233,081

Commercial Services & Supplies 5.1%
COMSYS IT Partners, Inc.	25,215	397,893
GeoEye, Inc.	13,785	463,865
IHS, Inc., Class A	12,204	739,074
Knoll, Inc.	32,770	538,411
Layne Christensen Co.	11,856	583,434
School Specialty, Inc.	8,069	278,784
Spherion Corp. *	66,084	481,091
Teletech Holdings, Inc.	21,777	463,197
TrueBlue, Inc.	27,418	397,013
United Stationers, Inc. *	14,219	657,060

		4,999,822

Construction & Engineering 0.5%
Perini Corp. *	12,507	518,040

Electrical Equipment 2.5%
Acuity Brands, Inc.	15,791	710,595
Belden, Inc.	6,879	306,115
General Cable Corp. *	3,982	291,801
II-VI, Inc.	19,424	593,403
Thomas & Betts Corp. *	10,495	514,675

		2,416,589

Machinery 2.6%
Actuant Corp., Class A *	21,556	733,120
Chart Industries, Inc.	16,172	499,715
Hurco Cos.	6,550	285,907
Mueller Industries, Inc.	14,425	418,181
Wabtec	17,466	601,529

		2,538,452

Marine 0.4%
Horizon Lines, Inc.	19,412	361,840

Trading Companies & Distributors 0.9%
Applied Industrial Technologies, Inc.	16,495	478,685
H&E Equipment Services, Inc. *	20,097	379,431

		858,116

INFORMATION TECHNOLOGY 23.1%
Communications Equipment 3.3%
Blue Coat Systems, Inc. *	13,789	453,244
Comtech Group, Inc.	13,523	217,856
Comtech Telecommunications Corp. *	13,463	727,137
Foundry Networks, Inc. *	37,631	659,295
InterDigital, Inc.	8,918	208,057
Network Equipment Technologies, Inc.	21,200	178,504
Polycom, Inc. *	14,000	388,920
Tekelec *	30,150	376,875

		3,209,888

Computers & Peripherals 0.4%
Novatel Wireless, Inc.	20,598	333,688

4

EVERGREEN SPECIAL EQUITY FUND SCHEDULE OF INVESTMENTS continued

December 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Electronic Equipment & Instruments 3.1%
Anixter International, Inc.	6,339	$394,730
Cogent, Inc. * ρ	31,026	345,940
Coherent, Inc. *	13,201	330,949
Flir Systems, Inc. *	26,031	814,770
Littelfuse, Inc. *	12,632	416,351
LoJack Corp.	24,699	415,190
Technitrol, Inc.	11,700	334,386

		3,052,316

Internet Software & Services 3.9%
Bankrate, Inc. * ρ	10,894	523,892
Chordiant Software, Inc.	31,732	271,309
DealerTrack Holdings, Inc.	5,373	179,834
Digital River, Inc. *	13,974	462,120
Greenfield Online, Inc. *	32,014	467,725
Interwoven, Inc. *	36,867	524,249
LoopNet, Inc. ρ	22,656	318,317
ValueClick, Inc. *	30,426	666,329
Websense, Inc. *	24,427	414,770

		3,828,545

IT Services 1.0%
Heartland Payment Systems, Inc.	16,786	449,865
Sykes Enterprises, Inc. *	30,454	548,172

		998,037

Semiconductors & Semiconductor Equipment 4.2%
Amkor Technology, Inc. *	40,150	342,479
Cymer, Inc. *	13,744	535,054
Entegris, Inc. *	36,419	314,296
Monolithic Power Systems, Inc. *	22,720	487,798
OmniVision Technologies, Inc. *	23,040	360,576
ON Semiconductor Corp.	41,100	364,968
Semtech Corp. *	27,949	433,768
Sigma Designs, Inc. ρ	12,779	705,401
Zoran Corp. *	25,403	571,822

		4,116,162

Software 7.2%
Actuate Corp. *	75,213	584,405
ANSYS, Inc. *	11,863	491,840
Blackboard, Inc. *	13,979	562,655
FalconStor Software, Inc.	36,626	412,409
Informatica Corp. *	35,008	630,844
Jack Henry & Associates, Inc.	21,260	517,468
Magma Design Automation, Inc.	32,388	395,457
Manhattan Associates, Inc. *	17,851	470,552
Micros Systems, Inc. *	12,406	870,405
MicroStrategy, Inc., Class A *	5,100	485,010
Nuance Communications, Inc. ρ	42,689	797,431
SPSS, Inc.	11,058	397,093
Taleo Corp., Class A	12,191	363,048

		6,978,617

5

EVERGREEN SPECIAL EQUITY FUND SCHEDULE OF INVESTMENTS continued

December 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
MATERIALS 4.2%
Chemicals 1.7%
Arch Chemicals, Inc.	15,139	$556,358
Terra Industries, Inc.	23,812	1,137,261

		1,693,619

Construction Materials 0.4%
Headwaters, Inc. * ρ	33,424	392,398

Containers & Packaging 0.9%
Greif Bros. Corp., Class A	13,943	911,454

Metals & Mining 1.2%
Cleveland-Cliffs, Inc.	6,091	613,973
Hecla Mining Co.	54,167	506,461

		1,120,434

TELECOMMUNICATION SERVICES 0.9%
Diversified Telecommunication Services 0.5%
Cbeyond, Inc.	4,680	182,473
NTELOS Holdings Corp.	10,087	299,483

		481,956

Wireless Telecommunication Services 0.4%
Syniverse Holdings, Inc. *	22,164	345,315

Total Common Stocks (cost $94,911,187)		94,578,254

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 11.1%
MUTUAL FUND SHARES 1.2%
AIM Short-Term Investments Trust Government & Agency Portfolio, Class I, 4.38% q	1,188,401	1,188,401

	Principal
	Amount	Value

REPURCHASE AGREEMENTS ^ 9.9%
ABN Amro, Inc., 4.58%, dated 12/31/2007, maturing 01/02/2008, maturity value $1,000,254	$1,000,000	1,000,000
BNP Paribas Securities, 4.58%, dated 12/31/2007, maturing 01/02/2008, maturity value $690,176	690,000	690,000
Cantor Fitzgerald & Co., 4.70%, dated 12/31/2007, maturing 01/02/2008, maturity value $1,000,261	1,000,000	1,000,000
Deutsche Bank Securities, Inc., 4.58%, dated 12/31/2007, maturing 01/02/2008, maturity value $1,000,254	1,000,000	1,000,000
Dresdner Kleinwort Wasserstein Securities, LLC, 4.58%, dated 12/31/2007, maturing 01/02/2008, maturity value $2,000,509	2,000,000	2,000,000
Greenwich Capital Markets, Inc., 4.58%, dated 12/31/2007, maturing 01/02/2008, maturity value $2,000,509	2,000,000	2,000,000
Lehman Brothers, Inc., 4.57%, dated 12/31/2008, maturing 01/02/2008, maturity value $1,000,254	1,000,000	1,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., 4.57%, dated 12/31/2007, maturing 01/02/2008, maturity value $1,000,254	1,000,000	1,000,000

		9,690,000

Total Investments of Cash Collateral from Securities Loaned (cost $10,878,401)		10,878,401

SHORT-TERM INVESTMENTS 0.2%
U.S. TREASURY OBLIGATIONS 0.2%
U.S. Treasury Bills:
3.31%, 02/14/2008 ƒ ß	50,000	49,803
3.76%, 01/24/2008 ƒ ß	50,000	49,885
3.86%, 01/03/2008 ƒ ß	100,000	99,989

Total Short-Term Investments (cost $199,677)		199,677

Total Investments (cost $105,989,265) 108.4%		105,656,332
Other Assets and Liabilities (8.4%)		(8,219,845)

Net Assets 100.0%		$97,436,487

6

EVERGREEN SPECIAL EQUITY FUND SCHEDULE OF INVESTMENTS continued

December 31, 2007 (unaudited)

*	Non-income producing security.
ρ	All or a portion of this security is on loan.
q	Rate shown is the 7-day annualized yield at period end.
^

Collateral is pooled with the collateral of other Evergreen funds and allocated on a pro-rata basis into 136 issues of high grade short-term securities such that sufficient collateral is applied to the respective repurchase agreement.

ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
ß	Rate shown represents the yield to maturity at date of purchase.

At December 31, 2007, the Fund had open long futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at December 31, 2007	Unrealized Loss

March 2008	7 Russell 2000 Index Futures	$2,734,063	$2,702,700	$31,363

On December 31, 2007, the aggregate cost of securities for federal income tax purposes was $106,084,530. The gross unrealized appreciation and depreciation on securities based on tax cost was $10,328,541 and $10,756,739, respectively, with a net unrealized depreciation of $428,198.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

Futures contracts

In order to gain exposure to, or protect against changes in, security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

7

EVERGREEN STRATEGIC GROWTH FUND SCHEDULE OF INVESTMENTS

December 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS 96.8%
CONSUMER DISCRETIONARY 10.9%
Hotels, Restaurants & Leisure 2.8%
McDonald’s Corp. ρ	306,550	$18,058,861
Starwood Hotels & Resorts Worldwide, Inc.	191,415	8,428,002

		26,486,863

Internet & Catalog Retail 2.1%
Amazon.com, Inc. *	205,650	19,051,416

Specialty Retail 1.7%
GameStop Corp., Class A *	88,950	5,524,684
Tiffany & Co. ρ	224,700	10,342,941

		15,867,625

Textiles, Apparel & Luxury Goods 4.3%
Coach, Inc. *	415,265	12,698,804
Nike, Inc., Class B	239,325	15,374,238
Phillips-Van Heusen Corp.	336,415	12,400,257

		40,473,299

CONSUMER STAPLES 9.7%
Beverages 3.9%
Hansen Natural Corp. * ρ	159,775	7,076,435
PepsiCo, Inc.	387,025	29,375,197

		36,451,632

Household Products 2.8%
Procter & Gamble Co.	353,823	25,977,685

Tobacco 3.0%
Altria Group, Inc.	376,575	28,461,538

ENERGY 7.1%
Energy Equipment & Services 2.3%
Core Laboratories NV *	53,850	6,716,172
Schlumberger, Ltd.	144,225	14,187,413

		20,903,585

Oil, Gas & Consumable Fuels 4.8%
Chevron Corp.	172,225	16,073,759
Exxon Mobil Corp.	310,150	29,057,954

		45,131,713

FINANCIALS 3.0%
Capital Markets 2.4%
Franklin Resources, Inc.	109,350	12,512,920
Goldman Sachs Group, Inc.	45,850	9,860,043

		22,372,963

Insurance 0.6%
MetLife, Inc.	87,600	5,397,912

HEALTH CARE 11.8%
Biotechnology 2.9%
BioMarin Pharmaceutical, Inc. *	160,275	5,673,735
Genentech, Inc. *	159,850	10,721,140
Gilead Sciences, Inc. * ρ	221,740	10,202,257

		26,597,132

Health Care Equipment & Supplies 1.3%
ArthroCare Corp. * ρ	84,550	4,062,627
Hologic, Inc. * ρ	123,350	8,466,744

		12,529,371

1

EVERGREEN STRATEGIC GROWTH FUND SCHEDULE OF INVESTMENTS continued

December 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Providers & Services 0.7%
Express Scripts, Inc. *	92,300	$6,737,900

Pharmaceuticals 6.9%
Allergan, Inc.	273,015	17,538,484
Bristol-Myers Squibb Co.	672,600	17,837,352
Merck & Co., Inc.	504,755	29,331,313

		64,707,149

INDUSTRIALS 12.8%
Aerospace & Defense 8.6%
BE Aerospace, Inc. *	190,275	10,065,548
General Dynamics Corp.	164,950	14,678,901
Lockheed Martin Corp.	183,775	19,344,156
Raytheon Co. ρ	251,525	15,267,567
United Technologies Corp.	272,150	20,830,361

		80,186,533

Construction & Engineering 2.3%
Fluor Corp.	59,050	8,604,766
Foster Wheeler, Ltd. *	31,725	4,918,009
Quanta Services, Inc. * ρ	282,350	7,408,864

		20,931,639

Industrial Conglomerates 1.3%
Textron, Inc.	172,455	12,296,042

Machinery 0.6%
SPX Corp. ρ	53,975	5,551,329

INFORMATION TECHNOLOGY 32.4%
Communications Equipment 6.2%
Cisco Systems, Inc. *	1,255,965	33,998,973
QUALCOMM, Inc.	317,040	12,475,524
Research In Motion, Ltd. *	96,550	10,948,770

		57,423,267

Computers & Peripherals 7.8%
Apple, Inc. *	152,765	30,259,691
Dell, Inc. *	410,915	10,071,527
Hewlett-Packard Co.	651,470	32,886,205

		73,217,423

Electronic Equipment & Instruments 0.8%
Mettler-Toledo International, Inc. *	65,540	7,458,452

Internet Software & Services 3.7%
Google, Inc., Class A *	50,049	34,607,883

IT Services 0.4%
VeriFone Holdings, Inc. * ρ	157,880	3,670,710

Semiconductors & Semiconductor Equipment 4.0%
Intel Corp.	1,398,970	37,296,540

Software 9.5%
Microsoft Corp.	1,554,895	55,354,262
NAVTEQ Corp. *	90,015	6,805,134
Oracle Corp. *	948,620	21,419,839
VMware, Inc., Class A * ρ	54,925	4,668,076

		88,247,311

2

EVERGREEN STRATEGIC GROWTH FUND SCHEDULE OF INVESTMENTS continued

December 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
MATERIALS 4.4%
Chemicals 2.6%
Monsanto Co.	216,550	$24,186,470

Metals & Mining 1.8%
Freeport-McMoRan Copper & Gold, Inc.	160,585	16,450,327

UTILITIES 4.7%
Electric Utilities 2.8%
Exelon Corp.	129,375	10,562,175
NRG Energy, Inc. *	362,500	15,710,750

		26,272,925

Independent Power Producers & Energy Traders 1.9%
Constellation Energy Group, Inc.	174,275	17,868,416

Total Common Stocks (cost $743,972,285)		902,813,050

	Principal Amount	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 7.5%
CORPORATE BONDS 3.8%
Capital Markets 1.6%
Bear Stearns Cos., FRN, 4.64%, 01/10/2008	$2,000,000	1,999,682
BNP Paribas SA, FRN, 4.35%, 02/22/2008	5,000,000	4,999,375
Carrera Capital Finance, LLC, FRN, 4.85%, 05/27/2008	3,000,000	2,985,366
Citigroup Global Markets, Inc., FRN, 4.62%, 01/02/2008	1,000,000	1,000,000
Morgan Stanley, FRN, 4.68%, 01/11/2008	4,000,000	4,000,060

		14,984,483

Consumer Finance 0.7%
Cullinan Finance Corp., FRN, 4.32%, 01/11/2008	5,000,000	4,998,905
Toyota Motor Credit Corp., FRN, 4.05%, 05/08/2008	2,000,000	1,998,772

		6,997,677

Diversified Financial Services 1.5%
Bank of America Corp., FRN, 4.55%, 02/02/2008	4,000,000	4,000,404
Premier Asset Collateralized Entity, LLC, FRN, 5.01%, 05/15/2008	5,000,000	4,980,475
Sigma Finance, Inc., FRN, 4.34%, 06/16/2008	5,000,000	4,953,610

		13,934,489

	Shares	Value

MUTUAL FUND SHARES 0.1%
AIM Short-Term Investments Trust Government & Agency Portfolio, Class I, 4.38% q	689,004	689,004

	Principal Amount	Value

REPURCHASE AGREEMENTS ^ 3.6%
ABN Amro, Inc., 4.58%, dated 12/31/2007, maturing 01/02/2008, maturity value $1,000,254	$1,000,000	1,000,000
Banc of America Securities, LLC, 4.57%, dated 12/31/2007, maturing 01/02/2008, maturity value $4,001,016	4,000,000	4,000,000
BNP Paribas Securities, 4.58%, dated 12/31/2007, maturing 01/02/2008, maturity value $1,000,254	1,000,000	1,000,000
Cantor Fitzgerald & Co., 4.70%, dated 12/31/2007, maturing 01/02/2008, maturity value $1,000,261	1,000,000	1,000,000
Credit Suisse First Boston, LLC, 4.58%, dated 12/31/2007, maturing 01/02/2008, maturity value $5,001,272	5,000,000	5,000,000

3

EVERGREEN STRATEGIC GROWTH FUND SCHEDULE OF INVESTMENTS continued

December 31, 2007 (unaudited)

	Principal Amount	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED continued
REPURCHASE AGREEMENTS ^ continued
Deutsche Bank Securities, Inc., 4.58%, dated 12/31/2007, maturing 01/02/2008, maturity value $3,000,763	$3,000,000	$3,000,000
Dresdner Kleinwort Wasserstein Securities, LLC, 4.58%, dated 12/31/2007, maturing 01/02/2008, maturity value $13,913,539	13,910,000	13,910,000
Greenwich Capital Markets, Inc., 4.58%, dated 12/31/2007, maturing 01/02/2008, maturity value $3,000,763	3,000,000	3,000,000
Lehman Brothers, Inc., 4.57%, dated 12/31/2007, maturing 01/02/2008, maturity value $1,000,254	1,000,000	1,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., 4.57%, dated 12/31/2007, maturing 01/02/2008, maturity value $1,000,254	1,000,000	1,000,000

		33,910,000

Total Investments of Cash Collateral from Securities Loaned (cost $70,599,122)		70,515,653

	Shares	Value

SHORT-TERM INVESTMENTS 3.1%
MUTUAL FUND SHARES 3.1%
Evergreen Institutional Money Market Fund, Class I, 4.89% ø (cost $28,577,913)	28,577,913	28,577,913

Total Investments (cost $843,149,320) 107.4%		1,001,906,616
Other Assets and Liabilities (7.4%)		(69,323,493)

Net Assets 100.0%		$932,583,123

ρ	All or a portion of this security is on loan.
*	Non-income producing security
q	Rate shown is the 7-day annualized yield at period end.
^

Collateral is pooled with the collateral of other Evergreen funds and allocated on a pro-rata basis into 136 issues of high grade short-term securities such that sufficient collateral is applied to the respective repurchase agreement.

ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

FRN	Floating Rate Note

On December 31, 2007, the aggregate cost of securities for federal income tax purposes was $848,551,396. The gross unrealized appreciation and depreciation on securities based on tax cost was $174,592,267 and $21,237,047, respectively, with a net unrealized appreciation of $153,355,220.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

4

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Equity Trust
By:
Dennis H. Ferro, Principal Executive Officer

Date: February 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
Dennis H. Ferro, Principal Executive Officer

Date: February 29, 2008

By:
Jeremy DePalma Principal Financial Officer

Date: February 29, 2008